RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Compass Digital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF DIRECTORS FEES AND OFFICERS FEES EXPENSE
SCHEDULE OF PREPAYMENT ACQUISITION
Key Mining Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF DIRECTORS FEES AND OFFICERS FEES EXPENSE
	September 30,
	2025	2024
Paid in cash or accrued	$374,521	$423,000
	$374,521	$423,000

	December 31,
	2024	2023
Paid in cash or accrued	$501,000	$493,900
Stock based compensation	52,500	56,758
	$553,500	$550,658

SCHEDULE OF PREPAYMENT ACQUISITION

Balance acquired on May 1, 2023	$170,850
Additional prepayment in June 2023	16,210
Consulting expense recognized for the period from acquisition to September 30, 2023	(187,060)
Balance at December 31, 2023	$—